Investment Properties - Summary of Investment Properties and Information About Fair Value Hierarchy (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Investment properties	₺ 13,675	₺ 16,283
Level 2 | Fair value [member]
Disclosure of fair value measurement of assets [line items]
Investment properties	17,675	28,985
Level 3 [member] | Fair value [member]
Disclosure of fair value measurement of assets [line items]
Investment properties	22,340	21,520
Investment properties in Gebze [member] | Level 3 [member] | Fair value [member] | Income approach [member]
Disclosure of fair value measurement of assets [line items]
Investment properties	22,340	21,520
Investment properties in Ankara [member] | Level 2 | Fair value [member] | Market approach [member]
Disclosure of fair value measurement of assets [line items]
Investment properties	15,160	14,400
Investment properties in Aydin | Level 2 | Fair value [member] | Market approach [member]
Disclosure of fair value measurement of assets [line items]
Investment properties	₺ 2,515
Investment properties in Istanbul [member] | Level 2 | Fair value [member] | Market approach [member]
Disclosure of fair value measurement of assets [line items]
Investment properties		₺ 14,585